Stock-based compensation (Q1)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Stock-based compensation
10. Stock-based compensation
For the three months ended March 31, 2023 and 2022, stock-based compensation is associated with stock options, restricted stock units (“RSUs”), and the Company's Employee Stock Purchase Plan (“ESPP”).
Common stock option activity
The following table summarizes the Company’s stock option activity during the periods presented (in thousands except share and per share data):
	Number of options outstanding	Weighted average exercise price ($)	Weighted average remaining contractual term (years)	Aggregate intrinsic value ($)
Balance as of December 31, 2022	15,387,546	$1.76	7.12	$8,763
Granted	—	—
Exercised	(672,583)	0.81		40
Forfeited	(45,731)	1.14
Expired	(26,821)	0.81
Balance as of March 31, 2023	14,642,411	$1.72	7.45
Options exercisable as of March 31, 2023	11,919,869	$1.02	6.67
Options unvested as of March 31, 2023	3,544,841	$3.84	8.75
The aggregate intrinsic value of stock options was calculated as the difference between the exercise price of the stock options and the estimated fair value of the Common Shares for those stock options that had exercise prices lower than the fair value of the Common Shares.
As of March 31, 2023, total unrecognized compensation cost related to unvested stock option grants was approximately $6.4 million. This amount is expected to be recognized over a weighted average period of approximately 1.18 years.
The total fair values of the stock options vested during the three months ended March 31, 2023 and 2022 was $1.2 million and $0.5 million respectively.
Restricted stock unit awards
On January 5, 2023 and March 27, 2023, the Company granted 143,000 and 3,349,520 RSUs to certain of its employees, respectively, under the 2022 Plan. The RSUs granted are subject to a service condition, and the RSUs will vest 25% on the first anniversary of the grant date, and then 6.25% each quarter subsequent to the first anniversary for twelve quarters. There were no RSUs granted during the three months ended March 31, 2022.
The following table summarizes the RSU activity and related information under the 2022 Plan:
	Number of Outstanding	Weighted average Grant Date Fair Value ($)
Unvested as of December 31, 2022	8,143,304	$5.69
Granted	3,492,520	0.54
Forfeited	(130,619)	—
Vested	—	—
Unvested as of March 31, 2023	11,505,205	$4.11
Expected to vest as of March 31, 2023	10,644,546	$4.15
For the three months ended March 31, 2023, the weighted-average grant-date fair value of RSUs granted was $0.54. There were no RSUs vested during the three months ended March 31, 2023. As of March 31, 2023, the unrecognized stock-based compensation cost related to the RSUs was $36.8 million, which is expected to be recognized over a weighted-average period of 2.85 years.
Employment Stock Purchase Plan
In August 2022, the Company established the 2022 ESPP. The maximum number of shares of common stock that may be issued under the ESPP was initially 8,036,455. The number of shares reserved and available for issuance under the ESPP automatically increases each January 1, beginning on January 1, 2023 and each January 1 thereafter ending on January 1, 2032, by the lesser of (i) 1,607,291 shares of common stock, or (ii) 1.0% of the aggregate number of (i) shares of common stock outstanding and (ii) securities convertible into or exercisable for shares of common stock (whether vested or unvested) outstanding on December 31 of the preceding calendar year. stock. As of March 31, 2023, the number of shares of common stock that may be issued under the ESPP is 8,036,455. As of March 31, 2023, no shares of common stock have been issued under the ESPP.
During the three months ended March 31, 2023, the Company recorded stock-based compensation expense related to the ESPP of $0.1 million. Of the total stock-based compensation expense recognized for the three months ended March 31, 2023, $5 thousand was classified as cost of revenue, $21 thousand was classified as general and administrative, $4 thousand was classified as sales and marketing, and $0.1 million was classified as research and development within the consolidated statements of operations and comprehensive loss.
Stock-based compensation expense
The following table summarizes the stock-based compensation expense classified in the condensed consolidated statements of operations and comprehensive loss as follows (in thousands):
	Three months ended March 31,
	2023	2022
Cost of revenue	$377	$32
Research and development	2,760	60
General and administrative	3,294	629
Sales and marketing	324	62
Total stock-based compensation	$6,755	$783

12. Stock-based compensation
2020 Equity Incentive Plan
In April 2020, the Board of Directors of D-Wave Systems approved the 2020 Equity Incentive Plan (the “2020 Plan”) which provides for the grant of qualified ISO and NSO, restricted stock, RSU or other awards to the Company’s employees, officers, directors, advisors, and outside consultants. After the closing of the Merger effective August 5, 2022, no additional awards were issued under the 2020 Plan. Awards outstanding under the 2020 Plan will continue to be governed by such plan; however, the Company will not grant any further awards under the 2020 Plan. Stock options granted under the 2020 Plan will be converted applying the Conversion Ratio to the underlying common stock at the exercise date.
2022 Equity Incentive Plan
In connection with the Merger (Note 3), the shareholders approved the D-Wave Quantum Inc. 2022 Equity Incentive Plan (the “2022 Plan”) on August 5, 2022, which became effective immediately upon the closing of the Merger. The 2022 Plan provides for the grant of ISOs, NSOs, SARs, RSAs, RSU awards, performance awards and other forms of awards to employees, directors and consultants, including employees and consultants of Company’s affiliates. The aggregate number of Common Shares reserved for future issuance under the 2022 Plan is 16,965,849 shares as of December 31, 2022. The number of shares reserved for issuance under the 2022 Plan will automatically increase on January 1st of each year for a period of ten years commencing on January 1, 2023 and ending on (and including) January 1, 2032, in an amount equal to 5% of the fully-diluted Common Shares outstanding on December 31 of the preceding year; provided, however, that the Board of Directors of the Company may act prior to January 1st of a given year to provide that the increase for such year will be a lesser number of Common Shares.
While the 2022 Plan allows for the issuance of awards with a service condition, a performance condition, a market condition, or some combination of the three, to date, the Company has only issued awards subject to a service condition. Awards issued under the 2022 Plan have vesting periods ranging from under one year to four years from the original grant date, and all awards issued to date under the 2022 Plan will expire ten years from the original grant date.
Stock option valuation
The Company estimates the fair value of stock options on the date of grant using the Black-Scholes option-pricing model and has used this method during the years ended December 31, 2022, 2021 and 2020. The Black-Scholes option-pricing model requires estimates of highly subjective assumptions, which affect the fair value of each stock option.
➢
Risk-Free Interest Rate. The Company estimates its risk-free interest rate by using the yield on actively traded non-inflation-indexed U.S. treasury securities with contract maturities equal to the expected term.

➢
Expected Term. The expected term of the Company’s options represents the period that the stock-based awards are expected to be outstanding. The Company has estimated the expected term of its employee awards using the SAB Topic 14 Simplified Method allowed by the FASB and SEC, for calculating expected term as it has limited historical exercise data to provide a reasonable basis upon which to otherwise estimate expected term. Certain of the Company’s options began vesting prior to the grant date, in which case the Company uses the remaining vesting term at the grant date in the expected term calculation.

➢
Expected Volatility. As the Company was privately held until August 5, 2022, there was no public market for its common stock prior to the Merger and given the limited quoted price history for the Common Shares, the expected volatility is based on the average historical stock price volatility of comparable publicly-traded companies in its industry peer group, financial, and market capitalization data.

➢	Expected Dividend Yield. The Company has not declared or paid dividends to date and does not anticipate declaring dividends. As such, the dividend yield has been estimated to be zero.
➢
Fair Value of Underlying Common Stock. Because the Common Shares were not yet publicly traded on the date of the grant, the Company must estimate the fair value of the Common Shares prior to the Merger. The Board of Directors considers numerous objective and subjective factors to determine the fair value of the Common Shares at each meeting in which awards are approved. The factors considered include, but are not limited to: (i) the results of contemporaneous independent third-party valuations of the Common Shares; (ii) the prices, rights, preferences, and privileges of the D-Wave Systems’ previously convertible redeemable preferred stock relative to those of its common stock; (iii) the lack of marketability of the Common Shares; (iv) actual operating and financial results; (v) current business conditions and projections; (vi) the likelihood of achieving a liquidity event, such as an initial public offering or sale of the Company, given prevailing market conditions; and (vii) precedent transactions involving the Company’s shares.

There were 1,500,081 stock options granted under the 2022 Plan and 4,369,866 stock options granted under the 2020 Plan during the years ended December 31, 2022 and 2021, respectively. The options granted under the 2020 Plan are subject only to a service condition and will vest 25% on the first anniversary of the grant date and will vest 2.0834% per month thereafter over the subsequent 36 months. The options granted under the 2022 Plan are subject only to a service condition and will vest 25% on the first anniversary of the grant date and will vest 2.0834% per month thereafter over the subsequent 36 months. The assumptions used to estimate the fair value of stock options granted during the years ended December 31, 2022, 2021 and 2020 are as follows:
	Year ended December 31,
	2022	2021	2020
Expected dividend yield	—	—	—
Expected volatility	36.6%	56.3%	45.0%
Expected term (years)	6.1	8.5	9.4
Risk-free interest rate	3.0%	0.9%	0.43%
Common stock option activity
The following table summarizes the Company’s stock option activity during the periods presented (in thousands except share and per share data):
	Number of options	Weighted average exercise price ($)	Weighted average remaining contractual term (years)	Aggregate intrinsic value ($)
Outstanding as of December 31, 2020	12,654,807	0.81	9.38	—
Granted	4,369,866	0.82	—	—
Exercised	(105,203)	0.81	—	—
Cancelled	(171,204)	0.81	—	—
Forfeited	(412,132)	0.81	—	—
Outstanding as of December 31, 2021	16,336,134	0.81	8.55	80,179
Granted	1,500,081	10.07	—	—
Exercised	(1,380,609)	0.81	—	1,981
Forfeited	(1,050,228)	1.43	—	—
Expired	(17,832)	0.81	—	—
Outstanding as of December 31, 2022	15,387,546	1.76	7.12	8,763
Options exercisable as of December 31, 2022	11,309,426	0.89	6.53	7,056
Options unvested as of December 31, 2022	4,076,090	3.86	8.74	1,706
The weighted-average grant date fair value of stock options granted during the years ended December 31, 2022, 2021, and 2020 was $4.11, $2.05, and $0.35 per share, respectively.
The aggregate intrinsic value of stock options is calculated as the difference between the exercise price of the stock options and the estimated fair value of the Common Shares for those stock options that had exercise prices lower than the fair value of the Common Shares.
As of December 31, 2022, total unrecognized compensation cost related to unvested stock option grants was approximately $9.7 million. This amount is expected to be recognized over a weighted average period of approximately 1.13 years.
The total fair values of the stock options vested during the years ended December 31, 2022, 2021, and 2020 was $3.8 million, $1.7 million, and $1.0 million, respectively.
During the year ended December 31, 2022, the Company modified the terms of certain options previously granted to employees. There were two separate types of modifications. The first type of modification was to extend the exercise period of employee awards that had already vested (“Type 1 Modification”). For each Type 1 Modification, the Company calculated the fair value of the original awards and modified awards and recognized the incremental fair value on the modification date. The Type 1 Modification impacted five grantees. The second type of modification was to accelerate the vesting terms of an unvested award such that the award vested immediately upon the employee’s termination (“Type 2 Modification”). For Type 2 Modification, the Company recognized compensation expense equal to the grant date fair value of the modified award. The Type 2 Modification impacted one grantee. The total impact of the modifications was $0.4 million and such compensation expense is included within the consolidated statements of operations and comprehensive loss for the year ended December 31, 2022.
Common stock warrants
On April 14, 2022, 617,972 common stock warrants of D-Wave Systems with an exercise price of $1.75 expired. As of December 31, 2022, there are no common stock warrants outstanding.
Preferred stock warrants
The Company did not record any movements during the year ended December 31, 2022.
As of December 31, 2022, the following preferred stock warrants of D-Wave Systems were outstanding and exercisable:
	Number of warrants outstanding	Weighted average exercise price ($)	Expiry Date	Number exercisable
	3,247,637	1.92	29-Nov-26	1,299,055
Total, December 31, 2022	3,247,637	1.92		1,299,055
As a result of the Merger and as per the Transaction Agreement, the preferred stock warrants of D-Wave Systems noted above are exercisable for up to 2,889,282 Common Shares, which is equal to the number of warrants multiplied by the Conversion Ratio (see Note 3).
Restricted stock unit awards
Under the 2022 Plan, the Board of Directors granted certain employees RSUs in association with the Merger, and granted certain new hires, executives, and members of the Board of Directors RSUs as part of their annual compensation. All RSUs granted are subject to a service condition. The RSUs granted to employees as part of the Merger and the RSUs granted to certain executives will vest 50% on the first anniversary of the grant date, and then 25% on the second and third anniversaries of the grant date. Certain executive RSUs will vest 50% on the first anniversary of the grant date, and 50% on the second anniversary of the grant date. The new hire RSUs will vest 25% on the first anniversary of the grant date, and then 6.25% each quarter subsequent to the first anniversary for twelve quarters. Lastly, the RSUs awarded to members of the Board of Directors will vest 100% after serving for a period equal to the number of days from the grant date to the date of the Company’s first annual shareholder meeting.
The year ended December 31, 2022, was the first year that the Company issued RSUs. The following table summarizes the RSU activity and related information under the 2022 Plan:
	Number of Outstanding	Weighted average Grant Date Fair Value ($)
Unvested as of December 31, 2021	—	$ —
Granted	8,278,317	5.72
Forfeited	(135,013)	0.12
Vested	—	—
Unvested as of December 31, 2022	8,143,304	$5.69
For the year ended December 31, 2022, the weighted-average grant-date fair value of RSUs granted was $5.72. For the year ended December 31, 2022, the fair value of RSUs vested was nil. As of December 31, 2022, the unrecognized stock-based compensation cost related to the RSUs was $41.6 million, which is expected to be recognized over a weighted-average period of 2.63 years. As the year ended December 31, 2022 was the first year the Company issued RSUs, there were no RSUs granted, forfeited/canceled, vested, unvested, or outstanding as of December 31, 2021.
During the year ended December 31, 2022, the Company recorded stock-based compensation expense related to the RSUs of $4.8 million. There was no stock-based compensation expense related to RSUs for the years ended December 31, 2021 and 2020. Of the total stock-based compensation expense recognized as of December 31, 2022, $0.4 million was classified as cost of revenue, $3.1 million was classified as research and development expense, $2.6 million was classified as general and administrative expense, and $3.0 million was classified as sales and marketing expense within the consolidated statements of operations and comprehensive loss.
Stock-based compensation expense
The following table summarizes the stock-based compensation expense classified in the consolidated statements of operations and comprehensive loss as follows (in thousands):
	Year ended December 31,
	2022	2021	2020
Cost of revenue	$379	$41	$49
Research and development	3,141	297	1,464
General and administrative	2,615	1,164	1,346
Sales and marketing	3,029	237	130
Total stock-based compensation	$9,164	$1,739	$2,989